CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Net income/(loss)	$ (9,807)	¥ (63,981)	¥ (100,426)	¥ 44,940
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Depreciation and amortization	4,838	31,565	26,801	26,329
Amortization of operating lease right-of-use asset	5,622	36,684	30,559
Share-based compensation expense	145	947	1,624	8,121
Bad debt provision	1,364	8,903	5,985	5,645
Foreign exchange gain, net	(150)	(980)	(23)	(372)
Impairment loss	5,624	36,699	38,754
Deferred income tax	(744)	(4,853)	6,714	(2,212)
Gain on disposal of subsidiaries	(115)	(752)
Gain from deregistration of subsidiaries	(608)	(3,967)	(1,841)	(2,858)
Gain from derecognition of liabilities	(602)	(3,926)		(15,226)
Disposal loss from property and equipment	73	474	1,227	105
Loss from equity method investment	24	155	518	908
Gain from bargain purchase	(6,172)	(40,273)
Gain from fair value change of contingent consideration payable			(1,322)	(5,444)
Changes in operating assets and liabilities:
Accounts receivable	(593)	(3,868)	(3,027)	1,762
Prepaid and other current assets	1,915	12,495	6,651	(6,844)
Amounts due from related parties	(108)	(706)	(1,213)	(1,105)
Other non-current assets	(23)	(150)	(13,539)	(3,154)
Accounts payable	745	4,860	1,135	(7,895)
Accrued and other liabilities	3,031	19,772	(38,312)	(29,396)
Income tax payable	333	2,170	5,753	5,153
Deferred revenue	(832)	(5,431)	13,079	9,681
Amounts due to related parties	88	572	(725)	(734)
Operating lease liabilities	(3,355)	(21,889)	12,397
Other non-current liabilities	45	292	(979)	(1,959)
Net cash provided by/(used in) operating activities	738	4,812	(10,210)	25,445
Cash flows from investing activities
Purchase of available-for-sale investments	(52,874)	(345,000)	(219,000)	(222,000)
Proceeds from available-for-sale investments	43,525	284,000	210,000	303,000
Purchase of held-to-maturity investments	(19,923)	(130,000)	(387,000)	(671,000)
Maturity and proceeds from held-to-maturity investments	17,778	116,000	426,000	694,000
Purchase of property and equipment	(444)	(2,894)	(8,704)	(8,755)
Prepayment for leasehold improvement	(1,213)	(7,914)	(8,059)	(9,877)
Purchase of intangible assets	(8)	(52)	(156)	(295)
Purchase of subsidiaries, net of cash acquired	5,766	37,622
Purchase of other non-current assets	(2,553)	(16,660)	(54,142)	(1,590)
Proceed from disposal of subsidiaries, net of cash balance at disposed entities	2	15	237	3
Payment as result of disposal of subsidiaries			(25,532)	(112,000)
Collection of loan receivables			42,677
Loan to third party	(5,149)	(33,600)	(25,000)
Collection of loan to third party			16,000
Net cash used in investing activities	(15,097)	(98,513)	(33,153)	(28,520)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of expenses	5,453	35,578		45,402
Proceeds from minority shareholder capital injection			559	1,470
Proceeds from short-term borrowing	1,533	10,000
Proceeds from long-term borrowing	1,470	9,594
Repayments of borrowing from third party			(41,179)
Net cash provided by (used in) financing activities	8,456	55,172	(40,620)	46,872
Effects of exchange rate changes on cash, cash equivalents and restricted cash	88	574	75	58
Net change in cash, cash equivalents and restricted cash	(5,815)	(37,955)	(83,908)	43,855
Cash, cash equivalents and restricted cash at beginning of year	24,151	157,600	241,508	197,653
Cash, cash equivalents and restricted cash at end of year	18,336	119,645	157,600	241,508
Supplemental disclosure of cash flow information
Income tax paid	(407)	(2,657)	(449)	(597)
Interest paid	(21)	(134)
Supplemental disclosure of non-cash investing and financing activities:
Derecognition of assets other than cash of disposed subsidiaries/deregistered subsidiaries	150	980	81	1,607
Derecognition of liabilities of disposed subsidiaries/deregistered subsidiaries, net of recognized amount due to the disposed subsidiaries/deregistered subsidiaries	1,777	11,595	958	5,719
Contingent consideration of purchase of subsidiary			(1,322)	¥ (5,444)
Negative consideration from a business combination			(9,100)
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 14,728	¥ 96,099	¥ 150,603